Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

June 14, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetna Multi-Strategy 1099 Fund (811-22713)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Aetna Multi-Strategy 1099 Fund (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann

Jillian L. Bosmann